Exhibit 99.1

World Omni Auto Receivables Trust 2016-A

Monthly Servicer Certificate

September 30, 2019

Dates Covered
Collections Period	09/01/19 - 09/30/19
Interest Accrual Period	09/16/19 - 10/14/19
30/360 Days	30
Actual/360 Days	29
Distribution Date	10/15/19

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 08/31/19	155,578,716.44	15,431
Yield Supplement Overcollateralization Amount 08/31/19	3,133,160.85	0
Receivables Balance 08/31/19	158,711,877.29	15,431
Principal Payments	8,734,877.64	357
Defaulted Receivables	311,825.83	24
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 09/30/19	2,849,843.75	0
Pool Balance at 09/30/19	146,815,330.07	15,050

Pool Statistics	$ Amount	# of Accounts
Pool Factor	16.29%
Prepayment ABS Speed	1.15%
Aggregate Starting Principal Balance	918,505,674.88	35,343

Delinquent Receivables:
Past Due 31-60 days	4,315,809.13	308
Past Due 61-90 days	1,014,791.65	72
Past Due 91-120 days	119,848.05	12
Past Due 121+ days	0.00	0
Total	5,450,448.83	392

Total 31+ Delinquent as % Ending Pool Balance	3.71%
Total 61+ Delinquent as % Ending Pool Balance	0.77%
Delinquency Trigger Occurred	NO

Recoveries	249,410.73
Aggregate Net Losses/(Gains) - September 2019	62,415.10
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.47%
Prior Net Losses Ratio	1.00%
Second Prior Net Losses Ratio	0.32%
Third Prior Net Losses Ratio	0.96%
Four Month Average	0.69%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	2.34%

Overcollateralization Target Amount	8,785,976.54
Actual Overcollateralization	8,785,976.54
Weighted Average APR	3.88%
Weighted Average APR, Yield Adjusted	5.72%
Weighted Average Remaining Term	26.83

Flow of Funds	$ Amount
Collections	9,485,731.64
Investment Earnings on Cash Accounts	37,027.76
Servicing Fee	(132,259.90)
Transfer to Collection Account	0.00
Available Funds	9,390,499.50

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	201,145.04
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	0.00
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	8,763,386.37
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9)(a) Supplemental Reserve Amount	0.00
(9)(b) Distribution to Certificateholders	425,968.09

Total Distributions of Available Funds	9,390,499.50

Servicing Fee	132,259.90
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	840,800,000.00
Original Class B	18,030,000.00

Total Class A & B
Note Balance @ 09/16/19	146,792,739.90
Principal Paid	8,763,386.37
Note Balance @ 10/15/19	138,029,353.53

Class A-1
Note Balance @ 09/16/19	0.00
Principal Paid	0.00
Note Balance @ 10/15/19	0.00
Note Factor @ 10/15/19	0.0000000%

Class A-2
Note Balance @ 09/16/19	0.00
Principal Paid	0.00
Note Balance @ 10/15/19	0.00
Note Factor @ 10/15/19	0.0000000%

Class A-3
Note Balance @ 09/16/19	53,962,739.90
Principal Paid	8,763,386.37
Note Balance @ 10/15/19	45,199,353.53
Note Factor @ 10/15/19	17.2516617%

Class A-4
Note Balance @ 09/16/19	74,800,000.00
Principal Paid	0.00
Note Balance @ 10/15/19	74,800,000.00
Note Factor @ 10/15/19	100.0000000%

Class B
Note Balance @ 09/16/19	18,030,000.00
Principal Paid	0.00
Note Balance @ 10/15/19	18,030,000.00
Note Factor @ 10/15/19	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	201,145.04
Total Principal Paid	8,763,386.37
Total Paid	8,964,531.41

Class A-1
Coupon	0.62000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	1.32000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	1.77000%
Interest Paid	79,595.04
Principal Paid	8,763,386.37
Total Paid to A-3 Holders	8,842,981.41

Class A-4
Coupon	1.95000%
Interest Paid	121,550.00
Principal Paid	0.00
Total Paid to A-4 Holders	121,550.00

Class B
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to B Holders	0.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.2342082
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	10.2038662
Total Distribution Amount	10.4380744

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.3037979
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	33.4480396
Total A-3 Distribution Amount	33.7518375

A-4 Interest Distribution Amount	1.6250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.6250000

B Interest Distribution Amount	0.0000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount
Reserve Account
Balance as of 09/16/19	22,196,494.13
Investment Earnings	36,462.09
Investment Earnings Paid	(36,462.09)
Deposit/(Withdrawal)	-
Balance as of 10/15/19	22,196,494.13
Change	-

Total Reserve Amount	22,196,494.13